ACQUISITIONS/DIVESTITURES - Businesses Acquired, 2016 (Details) $ in Millions			1 Months Ended	12 Months Ended
	Apr. 08, 2016 USD ($)	Jan. 29, 2016 USD ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
ACQUISITIONS
Goodwill				$ 36,199	$ 32,021	$ 30,556
Technology Services & Cloud Platforms
ACQUISITIONS
Goodwill				10,258	10,156	9,373
Global Business Services
ACQUISITIONS
Goodwill				4,607	4,396	4,555
Cognitive Solutions
ACQUISITIONS
Goodwill				$ 19,484	$ 15,621	$ 15,156
2016 Acquisitions
ACQUISITIONS
Businesses acquired, number (in entities) | item				15
Businesses acquired, aggregate cost				$ 5,899
The Weather Company
ACQUISITIONS
Businesses acquired, cash consideration		$ 2,278
Goodwill		$ 1,717
Expected percent of goodwill deductible for tax purposes				0.00%
Acquired intangible asset, weighted average useful life		6 years 10 months 24 days
The Weather Company | Cognitive Solutions
ACQUISITIONS
Goodwill		$ 1,717
Truven Health Analytics
ACQUISITIONS
Businesses acquired, aggregate cost	$ 2,612
Goodwill	$ 1,933
Expected percent of goodwill deductible for tax purposes				15.00%
Acquired intangible asset, weighted average useful life	6 years 10 months 24 days
Percentage of business acquired (as a percent)	100.00%
Truven Health Analytics | Expected
ACQUISITIONS
Businesses acquired, cash consideration			$ 200
Truven Health Analytics | Cognitive Solutions
ACQUISITIONS
Goodwill	$ 1,933
Other 2016 Acquisitions
ACQUISITIONS
Goodwill				$ 593
Expected percent of goodwill deductible for tax purposes				55.00%
Acquired intangible asset, weighted average useful life				6 years 3 months 18 days
Percentage of business acquired (as a percent)				100.00%
Other 2016 Acquisitions | Technology Services & Cloud Platforms
ACQUISITIONS
Businesses acquired, number (in entities) | item				4
Goodwill				$ 119
Other 2016 Acquisitions | Global Business Services
ACQUISITIONS
Businesses acquired, number (in entities) | item				6
Goodwill				$ 303
Other 2016 Acquisitions | Cognitive Solutions
ACQUISITIONS
Businesses acquired, number (in entities) | item				3
Goodwill				$ 171